UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09651
Name of Fund:
BlackRock Large Cap Focus Growth Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Focus Growth Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2025
Date of reporting period:
11/30/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Large Cap Focus Growth Fund, Inc.
Institutional Shares | MAFOX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.67%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	14.05%	35.37%	16.71%	15.23%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Growth Index	16.90	38.04	19.46	16.55
Key Fund statistics
Net Assets	$1,878,744,772
Number of Portfolio Holdings	36
Portfolio Turnover Rate	12%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	44.5%
Communication Services	14.3%
Consumer Discretionary	13.6%
Health Care	9.0%
Financials	8.3%
Industrials	7.6%
Materials	1.5%
Real Estate	1.1%
Short-Term Securities	13.6%
Liabilities in Excess of Other Assets	(13.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	9.3%
Microsoft Corp.	8.8%
Apple Inc.	7.9%
Meta Platforms, Inc., Class A	5.7%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.3%
Netflix, Inc.	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Large Cap Focus Growth Fund, Inc.
Institutional Shares | MAFOX
Semi-Annual Shareholder Report — November 30, 2024
MAFOX-11/24-SAR

BlackRock Large Cap Focus Growth Fund, Inc.
Investor A Shares | MDFOX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$49	0.92%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	13.83%	35.04%	16.39%	14.92%
Investor A Shares (with sales charge)	7.85	27.95	15.15	14.30
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Growth Index	16.90	38.04	19.46	16.55
Key Fund statistics
Net Assets	$1,878,744,772
Number of Portfolio Holdings	36
Portfolio Turnover Rate	12%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	44.5%
Communication Services	14.3%
Consumer Discretionary	13.6%
Health Care	9.0%
Financials	8.3%
Industrials	7.6%
Materials	1.5%
Real Estate	1.1%
Short-Term Securities	13.6%
Liabilities in Excess of Other Assets	(13.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	9.3%
Microsoft Corp.	8.8%
Apple Inc.	7.9%
Meta Platforms, Inc., Class A	5.7%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.3%
Netflix, Inc.	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Large Cap Focus Growth Fund, Inc.
Investor A Shares | MDFOX
Semi-Annual Shareholder Report — November 30, 2024
MDFOX-11/24-SAR

BlackRock Large Cap Focus Growth Fund, Inc.
Investor C Shares | MCFOX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$89	1.67%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	13.48%	33.97%	15.54%	14.22%
Investor C Shares (with sales charge)	12.48	32.97	15.54	14.22
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Growth Index	16.90	38.04	19.46	16.55
Key Fund statistics
Net Assets	$1,878,744,772
Number of Portfolio Holdings	36
Portfolio Turnover Rate	12%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	44.5%
Communication Services	14.3%
Consumer Discretionary	13.6%
Health Care	9.0%
Financials	8.3%
Industrials	7.6%
Materials	1.5%
Real Estate	1.1%
Short-Term Securities	13.6%
Liabilities in Excess of Other Assets	(13.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	9.3%
Microsoft Corp.	8.8%
Apple Inc.	7.9%
Meta Platforms, Inc., Class A	5.7%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.3%
Netflix, Inc.	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Large Cap Focus Growth Fund, Inc.
Investor C Shares | MCFOX
Semi-Annual Shareholder Report — November 30, 2024
MCFOX-11/24-SAR

BlackRock Large Cap Focus Growth Fund, Inc.
Class K Shares | MKFOX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$33	0.62%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	14.06%	35.52%	16.77%	15.26%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Growth Index	16.90	38.04	19.46	16.55
Key Fund statistics
Net Assets	$1,878,744,772
Number of Portfolio Holdings	36
Portfolio Turnover Rate	12%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
Performance shown prior to the Class K Shares inception date of November 25, 2019 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	44.5%
Communication Services	14.3%
Consumer Discretionary	13.6%
Health Care	9.0%
Financials	8.3%
Industrials	7.6%
Materials	1.5%
Real Estate	1.1%
Short-Term Securities	13.6%
Liabilities in Excess of Other Assets	(13.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.8%
Amazon.com, Inc.	9.3%
Microsoft Corp.	8.8%
Apple Inc.	7.9%
Meta Platforms, Inc., Class A	5.7%
Visa, Inc., Class A	3.9%
Broadcom, Inc.	3.9%
Eli Lilly & Co.	3.6%
Alphabet, Inc., Class A	3.3%
Netflix, Inc.	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Large Cap Focus Growth Fund, Inc.
Class K Shares | MKFOX
Semi-Annual Shareholder Report — November 30, 2024
MKFOX-11/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

NOVEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Large Cap Focus Growth Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments (unaudited) November 30, 2024	BlackRock Large Cap Focus Growth Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
TransDigm Group, Inc.	26,176	$32,797,743

Automobiles — 3.5%
Ferrari NV	52,472	22,781,244
Tesla, Inc.(a)	123,344	42,573,415

		65,354,659

Broadline Retail — 9.3%
Amazon.com, Inc.(a)	840,468	174,724,892

Building Products — 0.8%
Trane Technologies PLC	35,815	14,906,919

Capital Markets — 2.8%
Blackstone, Inc., Class A	144,921	27,692,954
S&P Global, Inc.	48,431	25,305,682

		52,998,636

Chemicals — 1.5%
Sherwin-Williams Co. (The)	69,496	27,617,710

Commercial Services & Supplies — 2.3%
Copart, Inc.(a)	431,735	27,367,682
Waste Connections, Inc.	81,479	15,682,263

		43,049,945

Electrical Equipment — 1.7%
Vertiv Holdings Co., Class A	248,636	31,725,954

Entertainment — 3.2%
Netflix, Inc.(a)	68,574	60,812,109

Financial Services — 5.5%
Mastercard, Inc., Class A	56,102	29,899,000
Visa, Inc., Class A	233,144	73,459,011

		103,358,011

Ground Transportation — 1.0%
Old Dominion Freight Line, Inc.	85,607	19,273,560

Health Care Equipment & Supplies — 4.3%
Align Technology, Inc.(a)	78,768	18,334,827
Boston Scientific Corp.(a)	215,922	19,575,489
Intuitive Surgical, Inc.(a)	78,995	42,815,290

		80,725,606

Hotels, Restaurants & Leisure — 0.8%
Chipotle Mexican Grill, Inc.(a)	246,694	15,176,615

Interactive Media & Services — 9.0%
Alphabet, Inc., Class A	362,261	61,203,996
Meta Platforms, Inc., Class A	187,438	107,649,392

		168,853,388

IT Services — 1.1%
Shopify, Inc., Class A(a)	170,889	19,754,768

Life Sciences Tools & Services — 1.1%
Danaher Corp.	84,979	20,368,616

Media — 0.9%
Trade Desk, Inc. (The), Class A(a)	131,732	16,934,149

Security	Shares	Value

Pharmaceuticals — 3.6%
Eli Lilly & Co.	85,057	$67,650,085

Real Estate Management & Development — 1.1%
CoStar Group, Inc.(a)	263,992	21,473,109

Semiconductors & Semiconductor Equipment — 20.0%
ASML Holding NV, Registered Shares	62,777	43,103,316
Broadcom, Inc.	450,860	73,075,389
NVIDIA Corp.(b)	1,872,428	258,863,171

		375,041,876

Software — 15.6%
Cadence Design Systems, Inc.(a)	146,962	45,089,411
Intuit, Inc.	73,746	47,325,021
Microsoft Corp.	392,273	166,111,925
Synopsys, Inc.(a)	62,005	34,629,172

		293,155,529

Technology Hardware, Storage & Peripherals — 7.9%
Apple Inc.	626,797	148,757,732

Total Common Stocks — 98.7% (Cost: $765,199,508)		1,854,511,611

Preferred Securities

Preferred Stocks — 1.2%

Interactive Media & Services — 1.2%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $13,153,942)(a)(c)(d)	120,046	21,692,312

Total Long-Term Investments — 99.9% (Cost: $778,353,450)		1,876,203,923

Short-Term Securities

Money Market Funds — 13.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(e)(f)(g)	256,120,230	256,248,291

Total Short-Term Securities — 13.6% (Cost: $256,273,903)		256,248,291

Total Investments — 113.5% (Cost: $1,034,627,353)		2,132,452,214

Liabilities in Excess of Other Assets — (13.5)%		(253,707,442)

Net Assets — 100.0%		$1,878,744,772

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $21,692,312, representing 1.2% of its net assets as of period end, and an original cost of $13,153,942.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Large Cap Focus Growth Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$256,272,741	(a)	$—		$1,162	$(25,612)	$256,248,291	256,120,230	$12,812	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	1,254,195	—		(1,254,195	)(a)	—	—	—	—	48,395		—

						$1,162	$(25,612)	$256,248,291		$61,207		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,854,511,611	$—	$—	$1,854,511,611
Preferred Securities	—	—	21,692,312	21,692,312
Short-Term Securities
Money Market Funds	256,248,291	—	—	256,248,291

	$2,110,759,902	$—	$21,692,312	$2,132,452,214

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets
Opening Balance, as of May 31, 2024	$20,863,995
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)(b)	828,317
Purchases	—
Sales	—

Closing Balance, as of November 30, 2024	$21,692,312

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2024(a)	$828,317

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2024, is generally due to investments no longer held or categorized as Level 3 at period end.

(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Large Cap Focus Growth Fund, Inc.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$21,692,312	Market	Revenue Multiple	1.34x	—

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	5

Statement of Assets and Liabilities (unaudited)

November 30, 2024

BlackRock Large Cap Focus Growth Fund, Inc.

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,876,203,923
Investments, at value — affiliated(c)	256,248,291
Receivables:
Investments sold	5,266,881
Securities lending income — affiliated	10,054
Capital shares sold	980,397
Dividends — unaffiliated	739,285
Dividends — affiliated	4,785
From the Manager	35,501
Prepaid expenses	83,927

Total assets	2,139,573,044

LIABILITIES
Bank overdraft	1,358,123
Collateral on securities loaned	256,274,440
Payables:
Administration fees	183,090
Capital shares redeemed	1,512,509
Investment advisory fees	726,346
Directors’ and Officer’s fees	2,918
Other accrued expenses	410,082
Other affiliate fees	1,089
Professional fees	27,545
Registration fees	48,035
Service and distribution fees	284,095

Total liabilities	260,828,272

Commitments and contingent liabilities

NET ASSETS	$1,878,744,772

NET ASSETS CONSIST OF:
Paid-in capital	$741,719,121
Accumulated earnings	1,137,025,651

NET ASSETS	$1,878,744,772

(a) Investments, at cost — unaffiliated	$778,353,450
(b) Securities loaned, at value	$256,274,440
(c) Investments, at cost — affiliated	$256,273,903

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited) (continued)

November 30, 2024

BlackRock Large Cap Focus Growth Fund, Inc.
NET ASSET VALUE
Institutional

Net assets	$644,391,582

Shares outstanding	73,160,099

Net asset value	$8.81

Shares authorized	2 billion

Par value	$0.10

Investor A
Net assets	$1,055,880,751

Shares outstanding	134,973,461

Net asset value	$7.82

Shares authorized	2 billion

Par value	$0.10

Investor C
Net assets	$85,443,687

Shares outstanding	15,100,724

Net asset value	$5.66

Shares authorized	50 million

Par value	$0.10

Class K
Net assets	$93,028,752

Shares outstanding	10,533,627

Net asset value	$8.83

Shares authorized	2 billion

Par value	$0.10

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	7

Statement of Operations (unaudited)

Six Months Ended November 30, 2024

BlackRock Large Cap Focus Growth Fund, Inc.

INVESTMENT INCOME
Dividends — unaffiliated	$5,537,339 (a)
Dividends — affiliated	48,395
Securities lending income — affiliated — net	12,812
Foreign taxes withheld	(43,312)

Total investment income	5,555,234

EXPENSES
Investment advisory	4,518,311
Service and distribution — class specific	1,687,439
Administration	1,084,395
Transfer agent — class specific	765,628
Accounting services	67,568
Registration	55,162
Professional	41,561
Printing and postage	14,249
Custodian	10,087
Directors and Officer	9,427
Reorganization	7,371
Miscellaneous	9,740

Total expenses excluding interest expense	8,270,938
Interest expense	7,874

Total expenses	8,278,812

Less:
Fees waived and/or reimbursed by the Manager	(215,106)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(333,343)

Total expenses after fees waived and/or reimbursed	7,730,363

Net investment loss	(2,175,129)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	44,199,190
Investments — affiliated	1,162
Foreign currency transactions	(3,945)

$44,196,407

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	192,605,136
Investments — affiliated	(25,612)
Foreign currency translations	(2,625)

192,576,899

Net realized and unrealized gain	236,773,306

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$234,598,177

(a)	Includes $2,015,475 related to a special distribution from TransDigm Group, Inc.

See notes to financial statements.

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock Large Cap Focus Growth Fund, Inc.
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(2,175,129)	$(4,293,913)
Net realized gain	44,196,407	90,780,437
Net change in unrealized appreciation (depreciation)	192,576,899	373,134,292

Net increase in net assets resulting from operations	234,598,177	459,620,816

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(16,582,989)	(14,281,087)
Investor A	(28,400,992)	(30,197,924)
Investor C	(2,942,795)	(3,468,187)
Class K	(2,375,973)	(2,152,695)

Decrease in net assets resulting from distributions to shareholders	(50,302,749)	(50,099,893)

CAPITAL SHARE TRANSACTIONS

Net decrease in net assets derived from capital share transactions	(15,024,544)	(8,760,134)

NET ASSETS
Total increase in net assets	169,270,884	400,760,789
Beginning of period	1,709,473,888	1,308,713,099

End of period	$1,878,744,772	$1,709,473,888

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	9

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Growth Fund, Inc.

	Institutional
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21		Period from 09/01/19 to 05/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$7.94		$6.03	$5.62		$7.64	$5.57		$5.00		$4.97

Net investment loss(a)	(0.00	)(b)(c)	(0.01)	(0.00	)(c)	(0.02)	(0.02)		(0.00	)(c)	(0.01)
Net realized and unrealized gain (loss)	1.10		2.13	0.50		(1.13)	2.13		0.84		0.22

Net increase (decrease) from investment operations	1.10		2.12	0.50		(1.15)	2.11		0.84		0.21

Distributions from net realized gain(d)	(0.23)		(0.21)	(0.09)		(0.87)	(0.04)		(0.27)		(0.18)

Net asset value, end of period	$8.81		$7.94	$6.03		$5.62	$7.64		$5.57		$5.00

Total Return(e)
Based on net asset value	14.05	%(f)	35.97%	9.31%		(18.00)%	37.92%		17.68	%(f)	4.75%

Ratios to Average Net Assets(g)
Total expenses	0.73	%(h)	0.75%	0.77%		0.74%	0.75	%(i)	0.84	%(h)(j)	0.90	%(j)

Total expenses after fees waived and/or reimbursed	0.67	%(h)	0.67%	0.67%		0.67%	0.67	%(i)	0.67	%(h)(j)	0.83	%(j)

Net investment loss	(0.06	)%(h)	(0.09)%	(0.00	)%(k)	(0.23)%	(0.26	)%(i)	(0.11	)%(h)(j)	(0.29	)%(j)

Supplemental Data
Net assets, end of period (000)	$644,392		$570,741	$387,346		$516,205	$726,623		$492,250		$78,749

Portfolio turnover rate	12%		27%	33%		53%	47	%(l)	47%		54%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.01) per share and 0.22% of average net assets.
(c)	Amount is greater than $(0.005) per share.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Focus Growth LLC (the “Master LLC”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master LLC. Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

(j)	Includes the Fund’s share of the Master LLC’s allocated fees waived as follows:

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 09/01/19 to 05/31/20	Year Ended 08/31/19
Fees waived	N/A	N/A	N/A	N/A	N/A	0.00%	0.07%

(k)	Amount is greater than (0.005)%.
(l)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Growth Fund, Inc. (continued)

	Investor A
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21		Period from 09/01/19 to 05/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$7.07		$5.40	$5.06	$6.95	$5.09		$4.60		$4.59

Net investment loss(a)	(0.01	)(b)	(0.02)	(0.01)	(0.03)	(0.03)		(0.01)		(0.02)
Net realized and unrealized gain (loss)	0.97		1.90	0.44	(1.01)	1.93		0.77		0.21

Net increase (decrease) from investment operations	0.96		1.88	0.43	(1.04)	1.90		0.76		0.19

Distributions from net realized gain(c)	(0.21)		(0.21)	(0.09)	(0.85)	(0.04)		(0.27)		(0.18)

Net asset value, end of period	$7.82		$7.07	$5.40	$5.06	$6.95		$5.09		$4.60

Total Return(d)
Based on net asset value	13.83	%(e)	35.71%	8.95%	(18.10)%	37.37%		17.48	%(e)	4.69%

Ratios to Average Net Assets(f)
Total expenses	0.98	%(g)	1.00%	1.02%	0.98%	1.01	%(h)	1.11	%(g)(i)	1.18	%(i)

Total expenses after fees waived and/or reimbursed	0.92	%(g)	0.92%	0.92%	0.92%	0.92	%(h)	0.92	%(g)(i)	1.11	%(i)

Net investment loss	(0.31	)%(g)	(0.34)%	(0.25)%	(0.48)%	(0.51	)%(h)	(0.36	)%(g)(i)	(0.57	)%(i)

Supplemental Data
Net assets, end of period (000)	$1,055,881		$975,111	$793,560	$839,188	$1,104,764		$760,726		$115,307

Portfolio turnover rate	12%		27%	33%	53%	47	%(j)	47%		54%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.02) per share and 0.22% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Focus Growth LLC (the “Master LLC”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master LLC. Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master LLC’s allocated fees waived as follows:

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 09/01/19 to 05/31/20	Year Ended 08/31/19
Fees waived	N/A	N/A	N/A	N/A	N/A	0.00%	0.07%

(j)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	11

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Growth Fund, Inc. (continued)

	Investor C
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21		Period from 10/01/19 to 05/31/20		Year Ended 08/31/19

Net asset value, beginning of period	$5.17		$4.03	$3.83	$5.45	$4.03		$3.71		$3.77

Net investment loss(a)	(0.03	)(b)	(0.05)	(0.04)	(0.06)	(0.06)		(0.03)		(0.05)
Net realized and unrealized gain (loss)	0.71		1.40	0.33	(0.75)	1.52		0.62		0.17

Net increase (decrease) from investment operations	0.68		1.35	0.29	(0.81)	1.46		0.59		0.12

Distributions from net realized gain(c)	(0.19)		(0.21)	(0.09)	(0.81)	(0.04)		(0.27)		(0.18)

Net asset value, end of period	$5.66		$5.17	$4.03	$3.83	$5.45		$4.03		$3.71

Total Return(d)
Based on net asset value	13.48	%(e)	34.68%	8.15%	(18.77)%	36.28%		17.08	%(e)	3.83%

Ratios to Average Net Assets(f)
Total expenses	1.76	%(g)	1.79%	1.80%	1.76%	1.79	%(h)	1.89	%(g)(i)	1.93	%(i)

Total expenses after fees waived and/or reimbursed	1.67	%(g)	1.67%	1.67%	1.67%	1.67	%(h)	1.67	%(g)(i)	1.86	%(i)

Net investment loss	(1.06	)%(g)	(1.09)%	(1.00)%	(1.24)%	(1.27	)%(h)	(1.12	)%(g)(i)	(1.33	)%(i)

Supplemental Data
Net assets, end of period (000)	$85,444		$81,760	$68,564	$77,295	$121,731		$135,414		$26,285

Portfolio turnover rate	12%		27%	33%	53%	47	%(j)	47%		54%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.04) per share and 0.22% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Focus Growth LLC (the “Master LLC”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master LLC. Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

(i)	Includes the Fund’s share of the Master LLC’s allocated fees waived as follows:

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 5/31/20	Year Ended 08/31/19
Fees waived	N/A	N/A	N/A	N/A	N/A	0.00%	0.07%

(j)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Large Cap Focus Growth Fund, Inc. (continued)

	Class K
	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21		Period from 11/25/19(a) to 05/31/20

Net asset value, beginning of period	$7.96		$6.04		$5.63	$7.65	$5.58		$5.17

Net investment income (loss)(b)	(0.00	)(c)(d)	(0.00	)(d)	0.00 (e)	(0.01)	(0.01)		(0.00	)(d)
Net realized and unrealized gain (loss)	1.10		2.13		0.50	(1.14)	2.12		0.68

Net increase (decrease) from investment operations	1.10		2.13		0.50	(1.15)	2.11		0.68

Distributions from net realized gain(f)	(0.23)		(0.21)		(0.09)	(0.87)	(0.04)		(0.27)

Net asset value, end of period	$8.83		$7.96		$6.04	$5.63	$7.65		$5.58

Total Return(g)
Based on net asset value	14.06	%(h)	36.08%		9.29%	(17.94)%	37.86%		14.02	%(h)

Ratios to Average Net Assets(i)
Total expenses	0.65	%(j)	0.66%		0.67%	0.66%	0.68	%(k)	0.74	%(j)(l)

Total expenses after fees waived and/or reimbursed	0.62	%(j)	0.62%		0.62%	0.62%	0.62	%(k)	0.62	%(j)(l)

Net investment income (loss)	(0.00	)%(d)(j)	(0.04)%		0.05%	(0.17)%	(0.21	)%(k)	(0.05	)%(j)(l)

Supplemental Data
Net assets, end of period (000)	$93,029		$81,862		$59,244	$59,620	$74,374		$51,187

Portfolio turnover rate	12%		27%		33%	53%	47	%(m)	47	%(n)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from TransDigm Group, Inc. Excluding such special distribution, the net investment income would have been $(0.01) per share and 0.22% of average net assets.
(d)	Amount is greater than $(0.005) per share.
(e)	Amount is less than $0.005 per share.
(f)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(g)	Where applicable, assumes the reinvestment of distributions.
(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Focus Growth LLC (the “Master LLC”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master LLC. Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

(l)	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.
(m)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.
(n)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1. ORGANIZATION

BlackRock Large Cap Focus Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Maryland corporation. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”), or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Fund (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received	(a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
BofA Securities, Inc.	$256,274,440	$(256,274,440)		$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
Not exceeding $5 billion	0.50%
In excess of $5 billion	0.45

Service and Distribution Fees: The Fund entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Total
Service and distribution — class specific	$1,269,482	$417,957	$1,687,439

Administration: The Fund entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rate of 0.12%.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2024, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Total
Reimbursed amounts	$1,610	$19,080	$3,860	$181	$24,731

For the six months ended November 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Total
Transfer agent — class specific	$277,728	$435,570	$50,575	$1,755	$765,628

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

Other Fees: For the six months ended November 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $25,734.

For the six months ended November 30, 2024, affiliates received CDSCs as follows:

Share Class	Amounts
Investor A	$553
Investor C	1,569

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2024, the amount waived was $797.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class K
0.67%	0.92%	1.67%	0.62%

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2024, the Manager waived and/or reimbursed $214,309, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific, in the Statement of Operations. For the six months ended November 30, 2024, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Investor C	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$123,246	$179,331	$29,011	$1,755	$333,343

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees .

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended November 30, 2024, the Fund paid BIM $2,925 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended November 30, 2024, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.

6. PURCHASES AND SALES

For the six months ended November 30, 2024, purchases and sales of investments, excluding short-term securities, were $211,699,572 and $281,545,230, respectively.

7. INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

As of May 31, 2024, the Fund had qualified late-year ordinary losses of $2,565,618.

As of November 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Large Cap Focus Growth Fund, Inc	$1,034,873,038	$1,100,640,238	$(3,061,062)	$1,097,579,176

8. BANK BORROWINGS

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2024, the Fund did not borrow under the credit agreement.

9. PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;

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Notes to Financial Statements (unaudited) (continued)

(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

As of period end, the Fund’s investments had the following industry classifications:

INDUSTRY ALLOCATION

Industry	Percent of Net Assets
Semiconductors & Semiconductor Equipment	20.0%
Software	15.6
Interactive Media & Services	10.1
Broadline Retail	9.3
Technology Hardware, Storage & Peripherals	7.9
Financial Services	5.5
Other(a)	31.6

(a)	All other industries held was less than 5% of net assets.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

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Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/24		Year Ended 05/31/24

Share Class	Shares	Amount	Shares	Amount

Institutional

Shares sold	9,593,985	$79,814,658	25,394,356	$173,798,454

Shares issued in reinvestment of distributions	1,878,445	15,177,834	1,974,086	12,944,940

Shares redeemed	(10,219,092)	(84,770,735)	(19,726,382)	(136,113,534)

	1,253,338	$10,221,757	7,642,060	$50,629,860

Investor A

Shares sold and automatic conversion of shares	5,182,504	$38,395,313	12,923,751	$80,035,188

Shares issued in reinvestment of distributions	3,747,284	26,905,495	4,914,993	28,739,771

Shares redeemed	(11,940,135)	(88,523,039)	(26,793,562)	(165,475,328)

	(3,010,347)	$(23,222,231)	(8,954,818)	$(56,700,369)

Investor C

Shares sold	817,131	$4,412,854	2,576,550	$11,823,809

Shares issued in reinvestment of distributions	556,205	2,897,830	792,824	3,413,755

Shares redeemed and automatic conversion of shares	(2,093,464)	(11,305,977)	(4,562,644)	(20,759,330)

	(720,128)	$(3,995,293)	(1,193,270)	$(5,521,766)

Class K

Shares sold	1,202,050	$9,945,585	4,118,739	$28,570,820

Shares issued in reinvestment of distributions	293,317	2,375,869	327,869	2,152,599

Shares redeemed	(1,247,124)	(10,350,231)	(3,968,407)	(27,891,278)

	248,243	$1,971,223	478,201	$2,832,141

	(2,228,894)	$(15,024,544)	(2,027,827)	$(8,760,134)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors of the Fund is paid by the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE	Boston, MA 02110
19809

Legal Counsel
Accounting Agent and Transfer Agent	Sidley Austin LLP
BNY Mellon Investment Servicing (US) Inc.	New York, NY 10019
Wilmington, DE 19809

Address of the Fund
Custodian	100 Bellevue Parkway
The Bank of New York Mellon	Wilmington, DE 19809
New York, NY 10286

Distributor
BlackRock Investments, LLC
New York, NY 10001

A D D I T I O N A L I N F O R M A T I O N	23

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Focus Growth Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Focus Growth Fund, Inc.

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Focus Growth Fund, Inc.

Date: January 21, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Focus Growth Fund, Inc.

Date: January 21, 2025